Subsequent Event	12 Months Ended
Dec. 31, 2014
Subsequent Event [Abstract]
Subsequent Event
Subsequent Event

With respect to the Stockholders Rights Plan described in Note 11, on March 4, 2015, the Board of Directors of the Company approved a change to the terms of the Company’s existing Rights Agreement, dated as of April 15, 2008, by and between the Company and The Bank of New York Trust Company, N.A. to accelerate the final expiration date of the Rights to the close of business on March 6, 2015, effectively terminating the Stockholders Rights Plan as of such date.